Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 28, 2014	Jun. 30, 2013
Document Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	SBTB
Entity Registrant Name	SBT BANCORP, INC.
Entity Central Index Key	0001354174
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		900,342
Entity Public Float			$ 19,275,992